Employee benefit plans and compensation plans Employee benefit plans and compensation plans - Unrecognized compensation cost (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
2016 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested awards	$ 0.7
Weighted average recognition period (years)	1 year
PSUs | 2018 Omnibus plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested awards	$ 4.0
Weighted average recognition period (years)	2 years
PSUs | 2019 Long Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested awards	$ 2.0
Weighted average recognition period (years)	2 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested awards	$ 11.8
Weighted average recognition period (years)	1 year 10 months 24 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to unvested awards	$ 2.0
Weighted average recognition period (years)	2 years 2 months 12 days